Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Stock Option Plan

The following table summarizes the Company’s stock option plan as of December 31:

	Options outstanding		Nonvested options
	Number of options	Weighted average exercise price	Number of options	Weighted average grant date fair value

Outstanding, January 1, 2014	3,360,483	$77.15	1,733,846	$25.35
New options granted	426,020	173.98	426,020	48.70
Exercised	(941,492)	64.76	–	–
Vested	–	–	(632,532)	23.58
Forfeited	(97,359)	132.67	(94,809)	36.71
Expired	(8,963)	102.52	(8,563)	28.63

Outstanding at December 31, 2014	2,738,689	94.35	1,423,962	32.35

Vested or expected to vest at
December 31, 2014(1)	2,729,773	$94.19	N/A	N/A

Exercisable at December 31, 2014	1,314,727	$70.25	N/A	N/A

(1) As at December 31, 2014, the weighted average remaining term of vested or expected to vest options was 5.3 years with an aggregate intrinsic value of $355 million.

Stock Options Outstanding and Exercisable

The following table provides the number of stock options outstanding and exercisable as at December 31, 2014 by range of exercise price and their related intrinsic aggregate value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the amount that would have been received by option holders had they exercised their options on December 31, 2014 at the Company’s closing stock price of $223.75.

	Options outstanding				Options exercisable
Range of exercise prices	Number of options	Weighted average years to expiration	Weighted average exercise price	Aggregate intrinsic value (millions)	Number of options	Weighted average exercise price	Aggregate intrinsic value (millions)

$36.29 – $69.50	596,055	3.5	$55.63	$100	596,055	$55.63	$100
$69.51 – $74.55	794,950	6.7	73.08	120	469,950	72.87	71
$74.56 – $117.48	614,608	6.8	89.65	83	168,128	86.24	23
$117.49 – $222.88	733,076	8.7	152.84	52	80,594	129.76	8

Total(1)	2,738,689	6.5	$94.35	$355	1,314,727	$70.25	$202

(1) As at December 31, 2014, the total number of in-the-money stock options outstanding was 2,738,689 with a weighted-average exercise price of $94.35. The weighted-average year to expiration of exercisable stock options is 5.2 years.

Weighted-Average Fair Value Assumptions

The weighted average fair value assumptions were approximately:

	2014	2013	2012

Expected option life (years)(1)	5.98	6.25	6.03
Risk-free interest rate(2)	1.66%	1.60%	1.47%
Expected stock price volatility(3)	29%	30%	31%
Expected annual dividends per share(4)	$1.40	$1.40	$1.40
Estimated forfeiture rate(5)	1.2%	1.2%	1.2%
Weighted average grant date fair value of options granted during the year	$48.88	$35.40	$19.04

(1) Represents the period of time that awards are expected to be outstanding. Historical data on exercise behaviour or, when available, specific expectations regarding future exercise behaviour were used to estimate the expected life of the option.

(2) Based on the implied yield available on zero-coupon government issues with an equivalent remaining term at the time of the grant.

(3) Based on the historical stock price volatility of the Company’s stock over a period commensurate with the expected term of the option.

(4) Determined by the current annual dividend at the time of grant. The Company does not employ different dividend yields throughout the contractual term of the option.

(5) The Company estimated forfeitures based on past experience. The rate is monitored on a periodic basis.

Information Related to All Options Exercised in the Stock Option Plan

The following table provides information related to all options exercised in the stock option plan during the years ended December 31:

(in millions of Canadian dollars)	2014	2013	2012

Total intrinsic value	$115	$103	$118
Cash received by the Company upon exercise of options	62	83	198

Summary of Performance Share Units Plan

The following table summarizes information related to the Company’s PSUs as at December 31:

	2014	2013

Outstanding, January 1	349,925	200,702
Granted	165,500	206,405
Units, in lieu of dividends	3,296	3,498
Forfeited	(57,938)	(60,680)

Outstanding, December 31	460,783	349,925

Summary of Deferred Share Units Plan

The following table summarizes information related to the DSUs as of December 31:

	2014	2013

Outstanding, January 1	332,221	357,740
Granted	58,460	76,035
Units, in lieu of dividends	2,572	4,145
Forfeited	(711)	(2,372)
Redeemed	(84,095)	(103,327)

Outstanding, December 31	308,447	332,221

Summary of Restricted Share Units Plan

The following table summarizes information related to the Company’s RSUs as at December 31:

	2014	2013

Outstanding, January 1	92,333	173,234
Granted	16,325	–
Units, in lieu of dividends	700	1,304
Exercised	(53,964)	(70,211)
Forfeited	(7,874)	(11,994)

Outstanding, December 31	47,520	92,333

Summary of Total Share Based Liabilities Paid

The following table summarizes the total share based liabilities paid for each of the years ended December 31:

(in millions of Canadian dollars)	2014	2013	2012

Plan
DSUs	$17	$17	$19
PSUs	–	–	55
RSUs	12	9	–

Total	$29	$26	$74